                                  FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:      /  /   (a)
         or fiscal year ending:        12/31/00 (b)

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing?  (Y/N)       N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A. Registrant Name:     Provident Mutual Variable Annuity Separate Account
   B. File Number:         811-7708
   C. Telephone Number:    610-407-1717
2. A. Street:              1000 Chesterbrook Boulevard
   B. City:  Berwyn     C. State:  PA        D. Zip Code:  19312   Zip Ext: 1181
   E. Foreign Country:                       Foreign Postal Code:
3. Is this the first filing on this form by Registrant?  (Y/N)            N

4. Is this the last filing on this form by Registrant?  (Y/N)             N

5. Is Registrant a small business investment company (SBIC)?  (Y/N)       N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?  (Y/N)                    Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

                                                         If filing more than one
                                                         Page 47, "X" box: [ ]
For period ending      12/31/00

File number 811-7708

UNIT INVESTMENT TRUSTS

111.     A.       [/]      Depositor Name:
                                            --------------------------------------------------------------
         B.       [/]      File Number (If any):
                                                  -----------------------------------------------------------------
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
111.     A.       [/]      Depositor Name:
                                            --------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

                                                         If filing more than one
                                                         Page 48, "X" box: [ ]

For period ending    12/31/00

File number 811-7708

113.     A.       [/]      Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
113.     A.       [/]      Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [/]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/]      File Number 8-
                                         ------
         C.       [/]      City:                             State:            Zip Code:            Zip Ext.:
                                  -------------------------         -------              ---------            ----


                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [/]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/]      File Number 8-
                                         ------
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [/]      Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [/]      Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

                                                         If filing more than one
                                                         Page 49, "X" box: [ ]

For period ending    12/31/00


File number 811-7708

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)_______

                                                                       ____
                                                                            Y/N

     B. [/] Identify the family in 10 letters:  _______________________________
            (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)_____

                                                                            ____
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts?  (Y/N)  _______                 ____
                                                                             Y/N

     C. [/] Scheduled premium variable life contracts?  (Y/N)  _______      ____
                                                                             Y/N

     D. [/] Flexible premium variable life contracts?  (Y/N)  _______       ____
                                                                             Y/N

     E. [/] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N) _______                                      ____
                                                                             Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
         ______________________________                                     ____

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
         _________________________                                          ____

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
         ___________________________                                      $ ____

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period   _______________________       ____

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
         _____________________                                              ____

                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
For period ending    12/31/00

File number 811-7708

123.  [/]   State the total value of the additional units considered in answering item 122 ($000's omitted) ______________________ $ 45,358
                                                                        _______

124.  [/]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ________________________

                                                                        $
                                                                        _______

125.  [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) _____ $  1,311
                                                                        ________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted) ______                            $      0
                                                                        ________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                           Number of    Total Assets        Total Income
                                                                            Series         ($000's          Distributions
                                                                           Investing      omitted)         ($000's omitted)
                                                                           ---------    ------------        --------------

A.    U.S. Treasury direct issue                                                           $                      $

B.    U.S. Government agency                                                               $                      $

C.    State and municipal tax-free                                                         $                      $

D.    Public utility debt                                                                  $                      $

E.    Brokers or dealers debt or debt of brokers' or dealers' parent                       $                      $

F.    All other corporate intermed. & long-term debt                                       $                      $

G.    All other corporate short-term debt                                                  $                      $

H.    Equity securities of brokers or dealers or parents of brokers                        $                      $
      or dealers

I.    Investment company equity securities                                                 $                      $

J.    All other equity securities                                             1            $110,803               $


K.    Other securities                                                                     $                      $

L.    Total assets of all series of registrant                                1            $110,803               $

                                                         If filing more than one
                                                         Page 51, "X" box: [ ]

For period ending    12/31/00

File number 811-7708

128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N) _______                                       ____

            [If answer is "N" (No), go to item 131.]                        Y/N

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
            current period? (Y/N) _______                                   ____

            [If answer is "N" (No), go to item 131.]                        Y/N

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
            from insurance or guarantees? (Y/N) _______                     ____
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
            ________________________________________                     $ 1,585
                                                                        ________

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

This report is signed on behalf of the Registrant in the City of Berwyn, Commonwealth of Pennsylvania.

Date:  February 28, 2001.

(Name of Registrant, Depositor, or Trustee)

Provident Mutual Life Insurance Company


By:    /s/  Rosanne Gatta                   Witness:   /s/   James Bernstein
    _______________________________                 ____________________________
     Rosanne Gatta                                          James Bernstein
     Treasurer                                              Assistant Secretary